Revenues Based on the Domicile of the Company's Customers (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Total revenues	$ 1,808,966	$ 1,717,577	$ 1,677,483
Total revenues, percentage	100.00%	100.00%	100.00%
United States
Segment Reporting Information [Line Items]
Total revenues	1,227,800	1,204,400	1,183,800
Total revenues, percentage	67.90%	70.10%	70.60%
Europe
Segment Reporting Information [Line Items]
Total revenues	283,500	250,200	269,400
Total revenues, percentage	15.70%	14.60%	16.10%
Canada
Segment Reporting Information [Line Items]
Total revenues	171,500	161,900	139,700
Total revenues, percentage	9.50%	9.40%	8.30%
Japan
Segment Reporting Information [Line Items]
Total revenues	76,300	61,300	48,900
Total revenues, percentage	4.20%	3.60%	2.90%
Mexico
Segment Reporting Information [Line Items]
Total revenues	7,800	7,900	8,100
Total revenues, percentage	0.40%	0.50%	0.50%
Other
Segment Reporting Information [Line Items]
Total revenues	$ 42,100	$ 31,900	$ 27,600
Total revenues, percentage	2.30%	1.80%	1.60%